SHARE-BASED COMPENSATION - Summary of option activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares year $ / shares	Dec. 31, 2018 shares year $ / shares
Options
Beginning balance outstanding (in shares) | shares	3,498	3,326
Granted (in shares) | shares	806	642
Exercised (in shares) | shares	(438)	(25)
Forfeited (in shares) | shares	(35)	(116)
Expired (in shares) | shares	(55)	(329)
Ending balance outstanding (in shares) | shares	3,776	3,498
Options exercisable (in shares) | shares	3,320	2,664
Weighted– Average Exercise price ($CAD)
Beginning balance outstanding (in $CAD per share) | $ / shares	$ 5.28	$ 5.93
Granted (in $CAD per share) | $ / shares	5.21	4.61
Exercised (in $CAD per share) | $ / shares	3.82	3.24
Forfeited (in $CAD per share) | $ / shares	5.49	8.96
Expired (in $CAD per share) | $ / shares	8.50	9.35
Ending balance outstanding (in $CAD per share) | $ / shares	5.39	5.28
Weighted Average Exercise price exercisable (in $CAD per share) | $ / shares	$ 5.41	$ 5.42
Weighted– Average Remaining Contractual Term (Years)
Beginning balance outstanding | year	6.3	5.9
Granted | year	9.2	9.2
Exercised | year	7.3	1.6
Forfeited | year	7.7	3.6
Ending balance outstanding | year	4.7	6.3
Weighted Average Remaining Contractual Term exercisable | year	4.1	5.5